Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2026
Share-Based Compensation[Abstract]
Schedule of Company’s RSU Activity

A summary of the Company’s RSU activity for the year ended June 30, 2026 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
		RMB
Unvested as of June 30, 2025	-	-
Granted	240,000	4.4
Vested	(240,00)	4.4
Forfeited or expired	-	-
Exercisable as of June 30, 2026	-	-